FINANCIAL RISK MANAGEMENT - Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTEREST RATE RISK
FINANCIAL RISK MANAGEMENT
Percent of borrowings that are at a fixed rate of interest	80.00%	81.00%
Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	100.00%	100.00%
Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Percentage of change in significant exposure used for sensitivity analysis	100.00%	100.00%
Euro | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	$ (7)
Effect on other comprehensive income	23
Euro | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	7
Effect on other comprehensive income	(24)
Algerian Dinar | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax		$ (1)
Algerian Dinar | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax		1
Uzbek Som | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	3	7
Effect on other comprehensive income	(20)
Uzbek Som | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	(3)	(7)
Effect on other comprehensive income	21
Pakistani Rupee | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	(3)
Effect on other comprehensive income	1	2
Pakistani Rupee | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	3
Effect on other comprehensive income	(1)	(2)
Ukrainian Hryvnia | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	2	1
Ukrainian Hryvnia | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	(2)	(1)
Other currencies | Interest rate appreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	4	2
Other currencies | Interest rate depreciation risk
FINANCIAL RISK MANAGEMENT
Effect on profit / (loss) before tax	$ (4)	$ (2)